Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-42479
Entity Registrant Name	Hennessy Capital Investment Corp. VII
Entity Central Index Key	0001846416
Entity Tax Identification Number	98-1813620
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US Hwy 50
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	(775)
Local Phone Number	339-1671
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HVII
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-twelfth (1/12) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-twelfth (1/12) of one Class A ordinary share
Trading Symbol	HVIIR
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	HVIIU
Security Exchange Name	NASDAQ